Note 13 - Stock Option and Incentive Plan (Details) - Options Outstanding	12 Months Ended
Dec. 31, 2014 $ / shares shares
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, upper range	$ 0.0192
Number Outstanding (in Shares) | shares	12,450,000
Weighted-Average Remaining Contractual Life (in years)	4 years 219 days
Weighted-Average Exercise Price	$ 0.02
Number Outstanding (in Shares) | shares	358,320
Weighted-Average Exercise Price	$ 0.02
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	0.020
Exercise price, upper range	$ 0.023
Number Outstanding (in Shares) | shares	18,000,000
Weighted-Average Remaining Contractual Life (in years)	4 years 219 days
Weighted-Average Exercise Price	$ 0.02
Number Outstanding (in Shares) | shares	1,125,000
Weighted-Average Exercise Price	$ 0.02
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, upper range	$ 0.0296
Number Outstanding (in Shares) | shares	6,400,000
Weighted-Average Remaining Contractual Life (in years)	3 years 292 days
Weighted-Average Exercise Price	$ 0.0296
Number Outstanding (in Shares) | shares	4,266,500
Weighted-Average Exercise Price	$ 0.0296
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	0.11
Exercise price, upper range	$ 5.32
Number Outstanding (in Shares) | shares	184,483
Weighted-Average Remaining Contractual Life (in years)	1 year 109 days
Weighted-Average Exercise Price	$ 1.95
Number Outstanding (in Shares) | shares	184,483
Weighted-Average Exercise Price	$ 1.95
Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	0.0192
Exercise price, upper range	$ 5.32
Number Outstanding (in Shares) | shares	37,034,483
Weighted-Average Remaining Contractual Life (in years)	4 years 146 days
Weighted-Average Exercise Price	$ 0.03
Number Outstanding (in Shares) | shares	5,934,303
Weighted-Average Exercise Price	$ 0.09